Consolidated Statements of Comprehensive Income / (Loss) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit / (loss) for the period	€ 10,292.5	€ 15.2	€ (179.2)
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent periods, net of tax
Exchange differences on translation of foreign operations	8.4	(11.1)	0.1
Net other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent periods	8.4	(11.1)	0.1
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods, net of tax
Remeasurement income / (loss) on defined benefit plans	0.3	(0.3)	0.0
Net other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent periods	0.3	(0.3)	0.0
Other comprehensive income / (loss) for the period, net of tax	8.7	(11.4)	0.1
Comprehensive income / (loss) for the period, net of tax	10,301.2	3.8	(179.1)
Attributable to:
Equity holders of the parent	10,301.2	3.8	(179.0)
Non-controlling interests	0.0	0.0	(0.1)
Comprehensive income / (loss) for the period, net of tax	€ 10,301.2	€ 3.8	€ (179.1)